Commitments & Contingencies		4 Months Ended	6 Months Ended	12 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Loss Contingencies [Line Items]
Commitments & Contingencies
Note 5 — Commitments & Contingencies
Registration Rights
The initial shareholders as the holders of the Founder Shares and Private Placement Shares, including from time to time the Private Placement Shares that may be issued upon conversion of Working Capital Loans and any Class A ordinary shares issuable upon conversion of Founder Shares, will be entitled to registration rights pursuant to a registration and shareholder rights agreement to be signed in connection with the consummation of the Proposed Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriter will be entitled to an underwriting discount of $0.10 per share, or $750,000 in the aggregate, payable upon the closing of the Proposed Public Offering. In addition, the underwriter will be paid deferred underwriting commissions of $0.30 per share, or $2,250,000 in the aggregate, which will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Note 5 — Commitments & Contingencies
Registration Rights
The initial shareholders as the holders of the Founder Shares and Private Placement Shares, including from time to time the Private Placement Shares that may be issued upon conversion of Working Capital Loans and any Class A ordinary shares issuable upon conversion of Founder Shares, are entitled to registration rights pursuant to a registration and shareholder rights agreement signed in connection with the consummation of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriter received an underwriting discount of $0.10 per share, or $750,000 in the aggregate, which was paid upon the closing of the Initial Public Offering. In addition, the underwriter is entitled to deferred underwriting commissions of $0.30 per share, or $2,250,000 in the aggregate, which will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Business Combination Agreement
As described in Note 1, on July 26, 2026, the Company, OHBP and the OHBP Shareholders entered into the Business Combination Agreement, pursuant to which the Company will effect the OHBP Business Combination.
Subject to the terms and conditions of the Business Combination Agreement, at least one business day prior to the closing of the OHBP Business Combination (the “Closing”), the Company will de-register from the

Register
 of Companies in the Cayman Islands and transfer by way of continuation from the Cayman Islands to Delaware and domesticate as a Delaware corporation (the “Domestication”), to be renamed “Oak Hill Bio Inc.” (“New OHB”). Immediately prior to the Domestication, each issued and outstanding Class B ordinary share of the Company will be converted, on a one-for-one
basis, into Class A ordinary shares of the Company. In connection with the Domestication, each issued and outstanding Class A ordinary share of the Company will convert automatically, on a one-for-one
basis, into one share of common stock, par value $0.0001 per share, of New OHB (the “New OHB Common Stock”).
In
 accordance with the Company’s governing documents and in connection with the OHBP Business Combination transactions, the Company will provide the holders of its Class A ordinary shares the right to have all or a portion of their Class A ordinary shares redeemed for cash, at a per-share
price equal to the pro rata portion of the funds then in the Company’s trust account (including interest earned on the funds held in the Trust Account, less taxes paid or payable).
Following
 the Domestication and concurrently with the Closing, each of the OHBP Shareholders will sell and transfer to Company
100
%
of the issued
 shares in the capital of OHBP (the “OHBP Shares”) in exchange for newly issued shares of New OHB Common Stock (the “Share Acquisition”). The number of shares of New OHB Common Stock to be issued as consideration for the Share Acquisition (the “Closing Consideration”) is equal to (a) the Adjusted Equity Value (as defined in the Business Combination Agreement) divided by (b)
$10.00. Each OHBP Shareholder will receive a number of shares of New OHB Common Stock equal to the Exchange Ratio (as defined in the Business Combination Agreement) multiplied by the number of OHBP Shares held by such OHBP Shareholder.
Sponsor Letter Agreement
Concurrently with the execution of the Business Combination Agreement, the Company, the Sponsor, each of the Company’s independent directors as holders of Class B shares of the Company (the “Other Class B Shareholders”) and OHBP entered into a sponsor letter agreement (the “Sponsor Letter Agreement”), pursuant to which the Sponsor and each Other Class B Shareholders have agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the OHBP Business Combination, (ii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to the Class B ordinary shares (whether resulting from the transactions contemplated by the Subscription Agreements (as defined below) or otherwise), (iii) be bound by certain other covenants and agreements related to the OHBP Business Combination, (iv) be bound by certain transfer restrictions with respect to its shares in the Company prior to the Closing, and (v) be subject to the restrictions contemplated by the
Lock-Up
Agreements (as defined below) in each case, on the terms and subject to the conditions set forth in the Sponsor Letter Agreement.
OHBP SAFEs
Concurrently with the execution of the Business Combination Agreement, each of RA Capital Healthcare Fund, L.P. and RA Capital Nexus Fund IV, L.P. (the “SAFE Holders”) entered into a simple agreement for future equity (collectively, the “OHBP SAFEs”) with OHBP, pursuant to which the SAFE Holders provided interim financing to OHBP in the aggregate principal amount of
$45,000,000, bearing interest at a rate of 8%

per annum. The OHBP SAFEs will convert into ordinary shares of OHBP immediately prior to the Closing. The sum of the principal amount of the OHBP SAFEs and all accrued and unpaid interest thereon as of the Closing Date is referred to as the “OHBP SAFE Amount.” The OHBP SAFE Amount is added to the Base Equity Value to determine the Adjusted Equity Value for purposes of calculating the Closing Consideration.
Backstop Agreement

Concurrently with the execution of the Business Combination Agreement, the Company and RA Capital Healthcare Fund, L.P. (the “Backstop Purchaser”) entered into a backstop agreement (the “Backstop Agreement”), pursuant to which the Backstop Purchaser has committed to subscribe for up to 7,500,000 shares of

New OHB Common Stock at a purchase price of $10.00 per share (the “Backstop Limit”), to the extent necessary to backstop RACC shareholder redemptions, on the terms and subject to the conditions set forth in the Backstop Agreement. The Backstop Limit will be reduced by the number of public shares not subject to shareholder redemptions. The aggregate amount the Backstop Purchaser will be required to fund pursuant to the Backstop Agreement shall not exceed $75,000,000.
PIPE Financing (Private Placement)
Concurrently with the execution of the Business Combination Agreement, on July 26, 2026, the Company entered into subscription agreements (the “Subscription Agreements”) with certain qualified institutional buyers, institutional accredited investors, and other accredited investors (collectively, the “PIPE Investors”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors, on the date the Closing occurs (the “Closing Date”), (a) shares of New OHB Common Stock at $10.00 per share and/or
(b) pre-funded
warrants to purchase shares of New OHB Common Stock (the
“Pre-Funded
Warrants”), each to purchase one share of New OHB Common Stock, with a per share exercise price equal to $0.0001, at a purchase price per
Pre-Funded
Warrant equal to $10.00 less the exercise price (collectively, the “PIPE Financing”), for aggregate gross proceeds of $55,000,000.
The obligations of each party to consummate the PIPE Financing are conditioned upon, among other things, (i) the New OHB Common Stock (including the New OHB Common Stock issuable to the PIPE Investors pursuant to the Subscription Agreements) having been approved for listing on Nasdaq; (ii) satisfaction of all conditions precedent to the Closing (or otherwise waived in accordance with the terms thereof); and (iii) the absence of specified adverse judgments, orders, laws, rules or regulations enjoining or otherwise prohibiting the consummation of the OHBP Business Combination.
The obligations of the Company to consummate the PIPE Financing are further subject to additional conditions, including, among other things: (i) material truth and accuracy of the representations and warranties of the PIPE Investors, subject to customary bringdown standards; and (ii) material compliance by the PIPE Investors with their covenants, agreements and conditions under the Subscription Agreements.
The obligations of the PIPE Investors to consummate the PIPE Financing are further subject to additional conditions, including, among other things: (i) the Business Combination Agreement shall not have been amended, modified, or supplemented, and no condition waived thereunder, in a manner that would reasonably be expected to materially and adversely affect the economic benefits that a PIPE Investor (in its capacity as such) would reasonably expect to receive under the Subscription Agreements; (ii) the material truth and accuracy of the representations and warranties of the Company in the Subscription Agreements, subject to customary bringdown standards; (iii) no subscription agreement, or other agreements or understandings (including side letters) entered into in connection with the sale of New OHB Common Stock or
Pre-Funded
Warrants under the Subscription Agreements, with any other PIPE Investors shall have been amended, modified, or waived in any manner that benefits such other PIPE Investor unless all PIPE Investors have been offered substantially the same benefits (other than terms particular to the legal or regulatory requirements of such other PIPE Investor or its affiliates or related persons); (iv) all specified consents, waivers or other authorizations and notices, required to be made in connection with the issuance and sale of New OHB Common Stock under the Subscription Agreements shall have been obtained or made, except where failure to so obtain would not prevent the Company from consummating the transactions contemplated by the Subscription Agreements; (v) material compliance by the Company with its covenants, agreements and conditions under the Subscription Agreements; (vi) there has not occurred any Material Adverse Effect (as defined in the Business Combination Agreement) since the date of the Subscription Agreements that is continuing.
The Subscription Agreements provide that the Company will grant the PIPE Investors certain customary registration rights.

Investor Rights Agreement
In
 connection with the Closing, the Company, the Sponsor, RA Capital Healthcare Fund, L.P., RA Capital Nexus Fund IV, L.P., certain existing shareholders of the Company, and all former shareholders of OHBP will enter into an investor rights agreement (the “Investor Rights Agreement”). Pursuant to the Investor Rights Agreement, among other things, Company will agree that, within
30
calendar days following the Closing Date, Company will file with the SEC a registration statement registering the resale of certain shares of New OHB Common Stock held by or issuable to the parties thereto (the “Resale Registration Statement”), and the Company will use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as reasonably practicable after the filing thereof. Such holders will be entitled to customary piggyback registration rights and demand registration rights, including underwritten demands. The Investor Rights Agreement will amend and restate the Registration Rights
Agreement.
Lock-Up
Agreement
At
 the Closing, the Sponsor, the Other Class B Shareholders, and certain existing shareholders of OHBP will each enter into a lock-up
agreement (the
“Lock-Up
Agreement”) with the Company. Pursuant to the
Lock-Up
Agreement, the Sponsor, the Other Class B Shareholders, and certain existing shareholders of OHBP will agree not to transfer (except for certain permitted transfers) any shares of New OHB Common Stock held by such holder immediately after the Closing (excluding shares issued pursuant to the Subscription Agreements, and the Backstop Agreement) until six months after the Closing Date.
Risks and Uncertainties
Management
 continues to evaluate the impact of macroeconomic conditions, including the effects of geopolitical instability and volatility in global markets, on the Company’s industry and has concluded that while it is reasonably possible that such conditions could have a negative effect on the Company’s financial position, results of its operations, and/or its ability to complete the OHBP Business Combination, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

OHB Pediatrics Ltd [Member]
Loss Contingencies [Line Items]
Commitments & Contingencies
Note 8. Commitments and contingencies
Roche License Agreement
On February 6, 2025, the Company entered into a license agreement with F. Hoffmann-La Roche Ltd (“Roche Basel”) and Hoffmann-La Roche Inc. (“Roche US”) for an exclusive, royalty-bearing license to develop, manufacture, and commercialize a locked-nucleic acid modified antisense oligonucleotide, also known as RO7248824 (the “Roche License Agreement”). OHBP is responsible for the development and commercialization of RO7248824 in all indications worldwide.
Under the Roche License Agreement, the Company paid Roche an upfront license fee of $500, which was recognized within research and development expenses in the statement of operations for the six months ended June 30, 2025. OHBP is also required to pay Roche up to an aggregate of $53,500 based on the achievement of specified development and regulatory milestones, of which $3,500 was paid in Q4 2025 for the first milestone event upon successful regulatory interactions, which was also recognized within research and development expenses in 2025. In consideration of the materials provided by Roche to the Company, the Company paid $1,000 to Roche in 2025, this was also recognized within research and development expenses in Q4 2025. Upon commercialization, the Company is required to make milestone payments to Roche aggregating up to $105,000 tied to the achievement of annual net sales targets. There are no annual or maintenance fees payable under the Roche License Agreement.
Under the Roche License Agreement, Roche is entitled to receive specified percentages of the proceeds from certain strategic transactions, such as sublicensing, change-in-control, and asset disposition transactions involving the licensed asset, subject to an aggregate cap of $55,000. Upon an initial public offering (“IPO”), Roche is also entitled to receive shares of the Company immediately prior to the IPO, with the number of shares determined based on the cumulative transaction payments previously received by Roche under the agreement.
Additionally, the Company is required to pay Roche royalties during a product-by-product and country-by-country royalty term between 9% and 14% of worldwide annual net sales. The royalty term due to

Roche commences on the date of first commercial sale of the licensed product in a given territory and expires on a country-by-country
basis, on the latest of (a) the twelfth (12th) anniversary of the date of the first commercial sale, (b) the expiration of the last-to-expire
licensed patent in the given territory, or (c) the expiration of any regulatory exclusivity period for the licensed product in the given territory.
The Roche License Agreement remains in effect while the Company and sublicensees develop and commercialize RO7248824 subject to customary termination rights. Each party may terminate for cause.
The Company evaluated the Roche License Agreement under ASC 805,
Business Combinations
, and ASC 808,
Collaborative Arrangements
, and concluded that the arrangement does not represent a business combination or a collaborative arrangement.
Legal and regulatory matters
OHBP is subject at times to various claims, lawsuits, and governmental proceedings relating to the OHBP’s business and transactions arising in the ordinary course of business. OHBP cannot predict the final outcome of such proceedings. Where appropriate, OHBP vigorously defends such claims, lawsuits, and proceedings. Some of these claims, lawsuits, and proceedings may seek damages, including consequential, exemplary, or punitive damages, in amounts that could, if awarded, be significant. In terms of any matters where there is no insurance coverage available to OHBP, or where coverage is available and OHBP maintains a retention or deductible associated with such insurance, OHBP may establish an accrual for such loss, retention, or deductible based on current available information. In accordance with ASC 450
Contingencies
, if it is probable that an asset has been impaired or a liability has been incurred as of the date of the Financial Statements, and the amount of loss is reasonably estimable, then an accrual for the cost to resolve or settle these claims is recorded by OHBP in the accompanying balance sheets. If it is reasonably possible that an asset may be impaired as of the date of the Financial Statements, then OHBP discloses the range of possible loss. Expenses related to the defense of such claims are recorded by OHBP as incurred and included in the accompanying statements of operations.
Management, with the assistance of outside counsel, may from time to time adjust such accruals according to new developments in the matter, court rulings, or changes in the strategy affecting OHBP’s defense of such matters. On the basis of current information, OHBP does not believe there is a reasonable possibility that any material loss will result from any claims, lawsuits, and proceedings to which OHBP is subject, either individually, or in the aggregate.

Note 6. Commitments and contingencies
Roche License Agreement
On February 6, 2025, the Company entered into a license agreement with F. Hoffmann-La Roche Ltd (“Roche Basel”) and Hoffmann-La Roche Inc. (“Roche US”) for an exclusive, royalty-bearing license to develop, manufacture and commercialize a locked-nucleic acid modified antisense oligonucleotide, also known as RO7248824 (the “Roche License Agreement”). OHBP is responsible for the development and commercialization of RO7248824 in all indications worldwide.
Under the Roche License Agreement, the Company paid Roche an upfront license fee of $500, which was recognized within research and development expenses in 2025. OHBP is also required to pay Roche up to an aggregate of $53,500 based on the achievement of specified development and regulatory milestones, of which $3,500 was paid in 2025 for the first milestone event upon successful regulatory interactions, which was also recognized within research and development expenses in 2025. In consideration of the materials provided by Roche to the Company, the Company paid $1,000 to Roche in 2025, this was also recognized within research and development expenses in 2025. Upon commercialization, the Company is required to make milestone payments to Roche aggregating up to $105,000 tied to the achievement of annual net sales targets. There are no annual or maintenance fees payable under the Roche License Agreement.
Under the Roche License Agreement, Roche is entitled to receive specified percentages of the proceeds from certain strategic transactions, such as sublicensing, change-in-control, and asset disposition transactions involving the licensed asset, subject to an aggregate cap of $55,000. Upon an initial public offering (“IPO”), Roche is also entitled to receive shares of the Company immediately prior to the IPO, with the number of shares determined based on the cumulative transaction payments previously received by Roche under the agreement.
Additionally, the Company is required to pay Roche royalties during a product-by-product and country-by-country royalty term between 9% and 14% of worldwide annual net sales. The royalty term due to Roche commences on the date of first commercial sale of the licensed product in a given territory and expires on a country-by-country basis, on the latest of (a) the twelfth (12th) anniversary of the date of the first commercial sale, (b) the expiration of the last-to-expire licensed patent in the given territory, or (c) the expiration of any regulatory exclusivity period for the licensed product in the given territory.
The Roche License Agreement remains in effect while the Company and sublicensees develop and commercialize RO7248824 subject to customary termination rights. Each party may terminate for cause.

The Company evaluated the Roche License Agreement under ASC 805,
Business Combinations
, and ASC 808,
Collaborative Arrangements
, and concluded that the arrangement does not represent a business combination or a collaborative arrangement.
Legal and regulatory matters
OHBP is subject at times to various claims, lawsuits and governmental proceedings relating to the OHBP’s business and transactions arising in the ordinary course of business. OHBP cannot predict the final outcome of such proceedings. Where appropriate, OHBP vigorously defends such claims, lawsuits, and proceedings. Some of these claims, lawsuits, and proceedings may seek damages, including consequential, exemplary, or punitive damages, in amounts that could, if awarded, be significant. In terms of any matters where there is no insurance coverage available to OHBP, or where coverage is available and OHBP maintains a retention or deductible associated with such insurance, OHBP may establish an accrual for such loss, retention, or deductible based on current available information. In accordance with ASC 450
Contingencies
, if it is probable that an asset has been impaired or a liability has been incurred as of the date of the Financial Statements, and the amount of loss is reasonably estimable, then an accrual for the cost to resolve or settle these claims is recorded by OHBP in the accompanying balance sheets. If it is reasonably possible that an asset may be impaired as of the date of the Financial Statements, then OHBP discloses the range of possible loss. Expenses related to the defense of such claims are recorded by OHBP as incurred and included in the accompanying statements of operations. Management, with the assistance of outside counsel, may from time to time adjust such accruals according to new developments in the matter, court rulings, or changes in the strategy affecting OHBP’s defense of such matters. On the basis of current information, OHBP does not believe there is a reasonable possibility that any material loss will result from any claims, lawsuits, and proceedings to which OHBP is subject to either individually, or in the aggregate.